Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	IDEANOMICS, INC.
Entity Central Index Key	0000837852
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Amendment Description	Explanatory NoteIdeanomics, Inc. is filing this Amendment No. 1 on Form 10-Q/A (this "Amendment") to its Quarterly Report on Form 10-Q for the quarter ended March 31, 2019 (the "Original Filing"), which was originally filed with the U.S. Securities and Exchange Commission ("SEC") on May 2, 2019.The purpose of this amendment is to amend certain Items of our Original Filing in response to comments received from the SEC. The Company is not required to update disclosures to reflect any events that occurred subsequent to May 2, 2019
Entity Small Business	true
Entity Emerging Growth Company	false